Basis of Presentation	6 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
Basis of Presentation
1.	Basis of Presentation

The accompanying Navigator Holdings Ltd. (the “Company”), unaudited condensed consolidated financial statements reflect all normal recurring adjustments necessary for a fair presentation of the financial position of the Company and its subsidiaries as of June 30, 2017; the results of operations for the three and six months ended June 30, 2017 and 2016, the statement of stockholders equity for the six months ended June 30, 2017, and cash flows for the six months ended June 30, 2017 and 2016.

The Company anticipates that its primary sources of funds for our medium-term and long-term liquidity needs will be cash from operations and debt and/or equity financings. The Company believes that these sources of funds will be sufficient to meet its liquidity needs for the next twelve months.

During the six months ended June 30, 2017, the Company adopted Accounting Standards Update (“ASU”) 2015-17, Balance Sheet Classification of Deferred Taxes—which requires entities with a classified balance sheet to present all deferred tax assets and liabilities as noncurrent. The standard provides accounting guidance that will be used along with existing audit standards. The impact of adopting this ASU is immaterial to the financial statements.

During the six months ended June 30, 2017, the Company adopted ASU 2016-09, Compensation — Stock Compensation (Topic 718): Improvements to Employee Share-Based Accounting. The new update will require all income tax effects of awards to be recognized in the income statement when the awards vest or are settled. The standard provides accounting guidance that will be used along with existing audit standards. The impact of adopting this ASU is immaterial to the financial statements.

These unaudited condensed consolidated financial statements of the Company and its subsidiaries have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) for interim reporting. As such, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. It is recommended that these financial statements be read in conjunction with our consolidated financial statements and notes thereto for the year ended December 31, 2016 included in our Form 20-F filed on March 1, 2017. The results for the six months ended June 30, 2017 are not necessarily indicative of results for the full 2017 fiscal year or any other future periods.

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) and in August 2015 issued ASU No. 2015-14, Deferral of the Effective Date, providing a framework that replaces the existing revenue recognition guidance.

The effective dates for ASU 2014-09 have been updated by ASU 2015-14, Deferral of the Effective Date. For public business entities, certain employee benefit plans, and certain not-for-profit entities, ASU 2014-09 is effective for annual and interim periods in fiscal years beginning after December 15, 2017. Earlier application is permitted only as of annual and interim periods in fiscal years beginning after December 15, 2016.

The FASB also issued a series of other ASUs, which update ASU 2014-09. ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net)

ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing

ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients

ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers.

The Company continues to assess the potential impacts that the adoption ASC Topic 606, Revenue from Contracts with Customers will have on its financial statements and footnote disclosures, including building consensus on application within the shipping industry and understanding the implications the company’s internal processes, systems and controls.

The Company has taken part in a series of discussions with a collective of global shipping companies, to ensure key industry specifics have been considered and eventual consistent implementation of the new standard. From these discussions, the group is currently seeking further clarification on aspects of the standard from the regulatory bodies. The Company will continue with its implementation plan and will adopt the new guidance beginning in 2018.